UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22985
SMEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

2502 East Camelback Road, Suite 210
Phoenix, AZ 85016
(Address of principal executive offices)(Zip Code)

Cole W. Smead
Smead Capital Management, Inc.
2502 East Camelback Road, Suite 210
Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(Name and address of agent for services)
Registrant's telephone number, including area code:
(877) 701-2883
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
(b) Not Applicable.

Smead Value Fund
Class A/SVFAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class A/SVFAX)	$ 65	1.23%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class A/SV
FAX) p
roduced 12.36% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN A S OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	22.89%	8.41%	11.92%
Smead Value Fund (Class A/SVFAX)	30.38%	9.70%	12.58%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Class C/SVFCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class C/SVFCX)	$ 96	1.81%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Perf
orm
ance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class C/SVFCX) produced 12.00% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $2
5,0
00
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	29.57%	9.03%	17.65%
S&P 500 ® Index (Total Return)	29.78%	14.15%	11.52%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	8.73%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Class I1/SVFFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class I1/SVFFX)	$ 50	0.95%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class I1/SVFFX) produced 12.50% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	30.70%	9.98%	12.86%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Class R1/SVFDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31,
2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class R1/SVFDX)	$ 84	1.59%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For
the first half of the fiscal year 2026, the Smead Value Fund (Class R1/SVFDX) produced 12.14% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	29.77%	9.35%	12.23%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Class R2/SVFKX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class R2/SVFKX)	$ 76	1.44%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class R2/SVFKX) produced 12.23% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	29.97%	9.43%	12.67%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The
following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Class Y/SVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Class Y/SVFYX)	$ 42	0.80%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Class Y/SVFYX) produced 12.58% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	30.80%	10.07%	12.99%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR
code
at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead Value Fund
Investor Class/SMVLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead Value Fund (Investor Class/SMVLX)	$ 65	1.23%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead Value Fund (Investor Class/SMVLX) produced 12.33% for the shareholders compared to 11.34% for the S&P 500 Index and 14.45% for the Russell 1000 Value Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (The) (MAC).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	30.31%	9.67%	12.55%
S&P 500 ® Index (Total Return)	29.78%	14.15%	15.65%
Russell 1000 ® Value Index (Total Return)	28.55%	10.42%	11.37%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 3,882,307,601
Total number of portfolio holdings	27
Portfolio turnover rate	4.10%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	6.9%
Simon Property Group, Inc. – REIT	6.1%
APA Corp.	6.1%
Merck & Co., Inc.	5.9%
Macerich Co. (The) – REIT	5.5%
Amgen, Inc.	4.7%
DR Horton, Inc.	4.5%
Diamondback Energy, Inc.	4.1%
Lennar Corp. – Class A	3.9%
American Express Co.	3.9%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead International Value Fund
Class A/SVXAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class A/SVXAX)	$ 76	1.35%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class A/SVXAX) produced 25.22% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	39.20%	15.51%	13.29%
Smead International Value Fund (Class A/SVXAX)	47.70%	16.89%	13.96%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund").
The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead International Value Fund
Class C/SVXCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class C/SVXCX)	$ 112	2.00%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class C/SVXCX) produced 24.81% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class C shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, br oad-
based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	46.79%	16.23%	13.30%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the
investment
makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead International Value Fund
Class I1/SVXFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class I1/SVXFX)	$ 60	1.06%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class I1/SVXFX) produced 25.41% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	48.15%	17.22%	14.28%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead International Value Fund
Class Y/SVXYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Class Y/SVXYX)	$ 56	1.00%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Class Y/SVXYX) produced 25.42% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	48.27%	17.38%	14.43%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%

The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Smead International Value Fund
Investor Class/SVXLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
Smead International Value Fund (Investor Class/SVXLX)	$ 70	1.25%
1	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the first half of the fiscal year 2026, the Smead International Value Fund (Investor Class/SVXLX) produced 25.29% for the shareholders compared to 12.65% for the MSCI EAFE NR Index and 17.79% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our biggest contributors for the fiscal period were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The largest detractors for the fiscal period were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2026	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	47.89%	17.08%	14.13%
MSCI All Country World Index ex-USA (Net-USD)	32.77%	8.77%	9.82%
MSCI EAFE Index Net	22.80%	8.79%	9.28%
The Fund commenced operations on
January 12, 2022
after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of

May 31, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 303,978,739
Total number of portfolio holdings	29
Portfolio turnover rate	8.81%
Graphical Representation of Holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	9.7%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	7.8%
Tamarack Valley Energy Ltd.	5.8%
Glencore PLC	5.3%
UniCredit SpA	5.1%
Frontline PLC	4.5%
Bankinter SA	4.4%
Barclays PLC	4.2%
Roche Holding AG	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.
SMEAD FUNDS

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Semi-Annual Financial Statements and Other Information

May 31, 2026
Investment Adviser
Smead Capital Management, Inc.
2502 East Camelback Road
Suite 210
Phoenix, AZ 85016
Phone: 877-807-4122
www.smeadfunds.com

May 2026 Semi-Annual Letter: Smead Value Fund
The first half of the fiscal year has been anything but boring. A permanent geopolitical risk premium has, in our view, reset through-cycle oil from the low $70s toward $80, a shift the market still hasn't fully priced in.
The Smead Value Fund (SMVLX; the “Fund”) gained 12.33% versus a gain in the S&P 500 Index of 11.34% and a gain in the Russell 1000 Value Index of 14.45%.
The contributors for the first half of the fiscal year were more diverse than one might expect. Our biggest contributors were Cenovus Energy, Inc. (CVE CN), APA Corp. (APA), and Macerich Co. (MAC). The detractors were Lennar Corp. (LEN), NVR, Inc. (NVR), and American Express Co. (AXP).
Additionally, we aim to remain tax-efficient for our investors. As a result, investors should expect to see the use of in-kind redemptions in our financial reports. This is to the long-term advantage of our shareholders.
Patience in a Speculative Era
This is a good time to remind everyone that we seek to “get rich slowly,” as Warren Buffett would say. We are doing this in a much different world than the one that used to exist. In the other six decades of my lifetime, investors had dramatically fewer choices and significantly less willingness to take risks with their money. Between exciting tech and AI stocks, options, sports betting and a wide variety of additional financial vehicles, Americans have become one big set of virtual casino participants. Much of this is done with dollars which they expect to be there when they get much older.
We operate under the assumption that Sir John Templeton shared: “Bull markets follow bear markets and bear markets follow bull markets.” As long as this is still true (and we think it is), investors are trapping themselves with high expectations in investments which we believe have a low probability of succeeding over five to ten years. Since we haven’t had a multi-year bear market since 2007-2009, today’s aggressive investors/gamblers haven’t been reminded of history for a very long time.
Secondarily, investors have learned to trust the S&P 500 Index. Its virtue is its low expense, but its original strength was that the low expense was combined with diversification via owning 500 stocks. As the chart below shows, the S&P 500 Index is no longer a diversified portfolio, but rather a glorified concentrated growth stock portfolio at the height of a growth mania.

In addition to the index begging for trouble, the active managers, regardless of growth or value orientation, are being forced to bend to the will of the mania. The good news is that very little price discovery is being done via professional security analysis. As Buffett and Munger have said many times, “The key to life is weak competition!” We believe we have very good absolute and relative bargains in our portfolio that have netted our investors 13%-plus returns over the last 15 years. We will not stray from our discipline practiced via our eight criteria for stock selection.
We finished the quarter with strong positions in oil stocks, home builders, banks, healthcare and mall REITs. We anticipate that the S&P 500 Index will get a major multi-year comeuppance at some point and investors will flee popular stocks for real bargains and the safety of bond investments. We believe this will usher in another era in which our investors can regain their full confidence in our discipline. Thank you for your ongoing trust and investment with us as we play the long game.
Play The Long Game,

William Smead	Cole Smead, CFA
Lead Portfolio Manager	Co-Portfolio Manager

May 2026 Semi-Annual Letter: Smead International Value Fund
As we close the first half of the 2026 fiscal year for the Smead International Value Fund (the Fund; SVXLX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 25.29% during the first half of the fiscal year versus a gain of 12.65% for the MSCI EAFE Net Return Index and a gain of 17.79% for the MSCI ACWI ex-U.S. Net Return Index.
Our largest contributors for the first half were Tamarack Valley Energy Ltd. (TVE CN), Bawag Group AG (BG AV), and Cenovus Energy, Inc. (CVE CN). Higher oil prices drove strong performance among our high-torque names, generating the greatest returns for our investors. The banking environment in Europe has sustained a trajectory of consolidation, led by names like Bawag Group AG.
The largest detractors in the portfolio were Pandora AS (PNDORA DC), Subaru Corp. (7270 JP), and Autotrader Group PLC (AUTO LN). Continued economic and geopolitical uncertainty helped us in some parts of the portfolio but detracted in others. Pandora AS was hit by a sustained increase in silver prices.
Capital Discipline in a Golden Era
The first six months of the fiscal year saw a large swing in sentiment of the winners and losers in the portfolio. Last year’s winners included European banks like Bawag Group AG (BG AV), UniCredit SpA (UCG IM), Barclays PLC (BARC LN), Bankinter SA (BKT SM) and NatWest Group PLC (NWG LN), Glencore PLC (GLEN LN) in the mining space, and Tamarack Valley Energy Ltd., which the Fund acquired near the deepest fears of oil prices in the spring. The fiscal year 2026 has been dominated by our energy stocks, plain and simple.
Shareholders need to understand two major items that have taken place in this industry. First, $100 oil is causing new production. Below is a chart of the Baker Hughes Rig Counts. When we saw $100 oil during the 2010s, over 1,000 rigs were used. That cost a lot of cash as capex was big back then. Today, despite the current oil price seeming favorable for the industry, the rig count continues to hover in the 400 to 500 realm. What drives increased production in the US isn’t hard to figure out. It’s as easy as Aesop’s fable: one bird in the hand versus two in the bush.

Oil people get out of bed early to drill when there are two in the bush. What drives this behavior is the expectation of higher oil prices in the future. The industry has trouble seeing this, though, as the WTI (West Texas Intermediate) futures curve is in a large backwardation where current prices are high (around $100) and prices two years or more out drop to $70 or lower. Economics would teach us that higher future prices would cause the petroleum engineers of the world to meet the needs of tomorrow. They don’t get that price, so the two in the bush aren’t there.
The second part that shareholders need to understand is the bird in the hand. This bird is better than investors anticipate. Because of the price spikes in 2022 and 2026, the capital structures of the energy industry have very little in debt as cash gushes on their balance sheet from the standoff over Hormuz. Oil companies in 2022 bought back debt to de-lever. We are watching Cenovus Energy, Inc. buy back preferred equity currently, a vastly different problem than in the past. Neither of these transactions changes the capital needed to run the business, they just change the cost of capital. The most expensive form of capital at these valuations is still the common stock of these companies. Strathcona Resources Ltd. announced its first-ever buyback at 5% of its shares. Tamarack Valley Energy Ltd. (TVE CN), Cenovus Energy, Inc. (CVE CN), Imperial Oil Ltd. (IMO CN), International Petroleum Corp. (IPCO CN) and Occidental Petroleum Corp. (OXY US) will all be buying back stock in this environment.
The market may not recognize value to the fullest extent. These companies do. The returns on capital of this heavy asset industry are some of the highest returns on capital (25-30%) you’ll find for an industry in the world thus far in 2026. That’s the bird in the hand. The cash that is flowing to the owners, who judiciously allocate the capital to reward the patient investors.
We could see more consolidation. The most likely acquirers in the portfolio are Strathcona Resources Ltd., Tamarack Valley Energy Ltd. and Occidental Petroleum Corp. The most likely to get acquired are Tamarack Valley Energy Ltd. and Occidental Petroleum Corp. For this bird, it could eat or be eaten. To finish this picture of the fable, above is a chart showing the duration of equities by sector. What it shows is that energy has the lowest duration of sectors. It’s the bird in the hand. While everyone is going to space, we are trying to rip oil out of the ground. They can have two in the bush. Smead investors have come to know the heron that represents our firm logo, which has been our identifying mark since our founding. A bird in the hand is a great place to be. Speaking on behalf of the shareholders of the Fund, it’s who we are.

Play The Long Game,

Cole Smead, CFA	William Smead
Lead Portfolio Manager	Co-Portfolio Manager
The information contained herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.
Consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The statutory and summary prospectuses contain this and other information about the Funds and are available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.
Must be preceded or accompanied by a prospectus.
Mutual fund investing involves risk. Principal loss is possible.
Foreign Securities Risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.
MSCI EAFE NR Index is a broad-based, unmanaged equity market index designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada. An index cannot be invested in directly. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. MSCI ACWI ex-U.S. Index (Net) is a free float-adjusted market capitalization index that is designed to large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. One cannot invest directly in an index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. One cannot invest directly in an index.
The Smead Funds are distributed by Smead Funds Distributors, LLC. Smead Funds Distributors, LLC and Smead Capital Management are not affiliated.

SMEAD VALUE FUND
Schedule of Investments
May 31, 2026 (Unaudited)
	Shares	Value
COMMON STOCKS 92.93%
Banks 12.76%
Bank of America Corp.	2,161,088	$111,512,141
Fifth Third Bancorp	2,632,314	131,431,438
JPMorgan Chase & Co.	325,726	97,493,049
M&T Bank Corp.	230,119	49,731,017
Western Alliance Bancorp	1,323,446	105,412,474
		495,580,119
Consumer Durables & Apparel 13.25%
Crocs, Inc. (a)	405,644	48,137,774
DR Horton, Inc.	1,172,380	172,445,374
Lennar Corp. – Class A	1,676,642	150,528,919
NVR, Inc. (a)	23,445	143,127,036
		514,239,103
Diversified Financials 6.28%
American Express Co.	471,782	149,304,850
Credit Acceptance Corp. (a)	164,866	94,573,732
		243,878,582
Energy 24.42%
APA Corp.	6,497,542	236,705,455
Cenovus Energy, Inc. (b)	9,685,567	267,386,704
ConocoPhillips	1,308,417	149,133,370
Diamondback Energy, Inc.	837,488	160,362,202
Occidental Petroleum Corp.	2,372,266	134,341,424
		947,929,155
Health Care Equipment & Services 2.67%
UnitedHealth Group, Inc.	272,398	103,595,683
Pharmaceuticals, Biotechnology & Life Sciences 10.66%
Amgen, Inc.	546,548	184,071,901
Merck & Co., Inc.	1,935,634	229,798,468
		413,870,369
Real Estate 11.65%
Macerich Co. (The) – REIT	9,518,366	214,353,602
Simon Property Group, Inc. – REIT	1,161,703	238,044,562
		452,398,164
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)
	Shares	Value
Retailing 8.98%
eBay, Inc.	676,274	$73,896,460
Home Depot, Inc. (The)	240,581	76,297,858
Target Corp.	1,169,009	148,545,974
Ulta Beauty, Inc. (a)	97,800	49,765,530
		348,505,822
Transportation 2.26%
U-Haul Holding Co. (Non Voting)	1,684,940	87,650,579
TOTAL COMMON STOCKS (Cost $2,422,964,787)		3,607,647,576
SHORT-TERM INVESTMENTS 7.36%
Money Market Fund 7.36%
Northern Institutional Treasury Portfolio — Premier Class, 3.48% (c)	285,740,296	285,740,296
TOTAL SHORT-TERM INVESTMENTS (Cost $285,740,296)		285,740,296
TOTAL INVESTMENTS (Cost $2,708,705,083) 100.29%		3,893,387,872
Other Assets in Excess of Liabilities (0.29)%		(11,080,271)
TOTAL NET ASSETS 100%		$3,882,307,601

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of May 31, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
May 31, 2026 (Unaudited)
	Shares	Value
COMMON STOCKS 90.95%
Australia 1.24%
Materials 1.24%
Whitehaven Coal Ltd.	600,340	$3,762,471
Austria 9.24%
Financials 9.24%
BAWAG Group AG (a)	156,588	28,096,956
Canada 32.18%
Consumer Discretionary 0.63%
Spin Master Corp. (a)	141,735	1,920,437
Consumer Staples 0.63%
Alimentation Couche-Tard, Inc.	34,081	1,925,484
Energy 28.42%
Cenovus Energy, Inc.	1,072,349	29,604,035
Imperial Oil Ltd.	70,473	8,361,273
International Petroleum Corp. (b)	285,800	7,191,384
Strathcona Resources Ltd.	737,438	23,637,170
Tamarack Valley Energy Ltd.	1,899,513	17,580,812
		86,374,674
Materials 1.79%
West Fraser Timber Co. Ltd.	78,602	5,432,840
Real Estate 0.71%
H&R Real Estate Investment Trust – REIT	288,600	2,168,713
		97,822,148
Denmark 2.55%
Consumer Discretionary 2.55%
Pandora AS	82,779	7,754,506
Italy 8.08%
Financials 8.08%
Assicurazioni Generali SpA	199,154	8,969,159
UniCredit SpA	181,205	15,595,654
		24,564,813
Japan 1.64%
Consumer Discretionary 1.64%
Subaru Corp.	328,408	4,999,400
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)
	Shares	Value
Netherlands 0.66%
Communications 0.66%
Universal Music Group NV	87,699	$1,994,339
Norway 4.52%
Industrials 4.52%
Frontline PLC	402,111	13,738,737
Spain 4.36%
Financials 4.36%
Bankinter SA	788,229	13,240,971
Switzerland 3.72%
Health Care 3.72%
Roche Holding AG	26,861	11,307,253
United Kingdom 20.38%
Communications 2.97%
Autotrader Group PLC (a)	1,518,165	9,026,344
Consumer Discretionary 5.34%
Burberry Group PLC (b)	589,265	9,348,205
Next PLC	38,713	6,889,400
		16,237,605
Financials 6.82%
Barclays PLC	2,070,540	12,674,866
NatWest Group PLC	1,007,860	8,054,041
		20,728,907
Materials 5.25%
Glencore PLC (b)	2,095,624	15,953,639
		61,946,495
United States 2.38%
Consumer Discretionary 1.88%
Garrett Motion, Inc.	174,491	5,716,325
Energy 0.50%
Occidental Petroleum Corp.	26,917	1,524,310
		7,240,635
TOTAL COMMON STOCKS (Cost $170,248,644)		276,468,724
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)
	Shares	Value
WARRANTS 0.67%
United States 0.67%
Energy 0.67%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	58,382	2,020,018
TOTAL WARRANTS (Cost $1,206,535)		2,020,018
SHORT-TERM INVESTMENTS 10.20%
Money Market Fund 10.20%
Northern Institutional Treasury Portfolio — Premier Class, 3.48% (c)	31,014,620	31,014,620
TOTAL SHORT-TERM INVESTMENTS (Cost $31,014,620)		31,014,620
TOTAL INVESTMENTS (Cost $202,469,799) 101.82%		309,503,362
Other Assets in Excess of Liabilities (1.82)%		(5,524,623)
TOTAL NET ASSETS 100.00%		$303,978,739

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the value of this security totaled $39,043,737 or 12.84% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day annualized yield as of May 31, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)
Assets
Investments, at value (cost $2,708,705,083)	$3,893,387,872
Receivable for Fund shares sold	942,497
Dividends and interest receivable	4,806,546
Due from Adviser	179
Other assets	27,407
Total Assets	3,899,164,501
Liabilities
Cash Overdraft	7,208,526
Payable for Fund shares redeemed	4,981,350
Payable to Adviser	2,489,565
Payable to Administrator	4,569
Payable for distribution fees	143,861
Payable for shareholder servicing fees	1,592,658
Accrued expenses and other liabilities	436,371
Total Liabilities	16,856,900
Net Assets	$3,882,307,601
Net Assets Consist Of:
Paid in capital	$2,593,317,109
Total distributable earnings	1,288,990,492
Net Assets	$3,882,307,601
Investor Class Shares
Net assets	$85,803,009
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	928,235
Net asset value, offering price and redemption price per share	$92.44
Class A Shares
Net assets	$378,859,334
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,140,390
Net asset value, offering price and redemption price per share(1)	$91.50
Maximum offering price per share ($91.50/0.9425) (2)	$97.09
Class C Shares
Net assets	$70,602,601
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	793,161
Net asset value, offering price and redemption price per share(1)	$89.01
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2026 (Unaudited)
Class I1 Shares
Net assets	$2,997,825,954
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	32,442,460
Net asset value, offering price and redemption price per share	$92.40
Class R1 Shares
Net assets	$114,454
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,273
Net asset value, offering price and redemption price per share	$89.90(3)
Class R2 Shares
Net assets	$410,824
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,396
Net asset value, offering price and redemption price per share	$93.45
Class Y Shares
Net assets	$348,691,425
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,766,369
Net asset value, offering price and redemption price per share	$92.58

(1)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)
Assets
Investments, at value (cost $202,469,799)	$309,503,362
Cash	724,435
Receivable for Fund shares sold	366,055
Dividends and interest receivable	348,082
Receivable for investments sold	2,055
Receivable for foreign tax reclaimable	588,449
Other assets	33,159
Total Assets	311,565,597
Liabilities
Payable for Fund shares redeemed	545,067
Payable to Adviser	192,691
Payable to Administrator	32,929
Payable for investments purchased	6,686,451
Payable for distribution fees	5,957
Payable for shareholder servicing fees	60,525
Payable for recoupment of previously waived expenses	9,836
Accrued expenses and other liabilities	53,402
Total Liabilities	7,586,858
Net Assets	$303,978,739
Net Assets Consist Of:
Paid in capital	$192,451,233
Total distributable earnings	111,527,506
Net Assets	$303,978,739
Investor Class Shares
Net assets	$171,289
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,897
Net asset value, offering price and redemption price per share	$90.30(1)
Class A Shares
Net assets	$25,631,481
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	287,552
Net asset value, offering price and redemption price per share(2)	$89.14
Maximum offering price per share ($89.14/0.9425) (3)	$94.57
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2026 (Unaudited)
Class C Shares
Net assets	$845,839
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,021
Net asset value, offering price and redemption price per share(2)	$84.41
Class I1 Shares
Net assets	$178,612,565
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,956,780
Net asset value, offering price and redemption price per share	$91.28
Class Y Shares
Net assets	$98,717,565
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,068,653
Net asset value, offering price and redemption price per share	$92.38

(1)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
(2)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(3)	Reflects a maximum sales charge of 5.75%.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Operations
Six Months ended May 31, 2026 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $638,065)	$50,012,803
Total Investment Income	50,012,803
Expenses
Management fees	15,458,950
Distribution fees – Investor Class	104,785
Distribution fees – Class A	464,050
Distribution fees – Class C	255,808
Distribution fees – Class R1	266
Distribution fees – Class R2	954
Shareholder servicing fees – Investor Class	71,254
Shareholder servicing fees – Class A	315,552
Shareholder servicing fees – Class C	85,269
Shareholder servicing fees – Class I1	2,436,204
Shareholder servicing fees – Class R1	133
Shareholder servicing fees – Class R2	191
Fund accounting and Administration fees	237,398
Transfer agent fees and expenses	258,356
Federal and state registration fees	115,253
Custody fees	37,984
Reports to shareholders	116,454
Legal fees	148,449
Audit and tax fees	13,850
Trustees' fees	149,393
Other expenses	34,934
Total Expenses	20,305,487
Expense waiver by Adviser	(1,053)
Net Expenses	20,304,434
Net Investment Income	29,708,369
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	48,570,069
Net realized loss on foreign currency transactions	(11,703)
Net realized gain from in-kind redemptions	356,384,468
Change in net unrealized appreciation on investments	46,714,058
Change in net unrealized appreciation on foreign currency	2
Net Realized and Unrealized Gain on Investments	451,656,894
Net Increase in Net Assets from Operations	$481,365,263
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Operations
Six Months ended May 31, 2026 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $398,317)	$8,533,721
Interest income	45
Total Investment Income	8,533,766
Expenses
Management fees	908,892
Distribution fees – Investor Class	188
Distribution fees – Class A	27,024
Distribution fees – Class C	2,529
Shareholder servicing fees – Class A	18,377
Shareholder servicing fees – Class C	843
Shareholder servicing fees – Class I1	105,460
Fund accounting and Administration fees	52,631
Transfer agent fees and expenses	36,639
Federal and state registration fees	38,895
Custody fees	17,135
Reports to shareholders	5,559
Legal fees	7,267
Audit and tax fees	13,351
Trustees' fees	7,158
Recoupment of previously reimbursed expenses	39,072
Other expenses	13,700
Total Expenses	1,294,720
Expense waiver by Adviser	(1,279)
Net Expenses	1,293,441
Net Investment Income	7,240,325
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(2,371,470)
Net realized loss on foreign currency transactions	(22,875)
Net realized gain from in-kind redemptions	8,416,181
Change in net unrealized appreciation on investments	40,341,267
Change in net unrealized appreciation on foreign currency	8,173
Net Realized and Unrealized Gain on Investments	46,371,276
Net Increase in Net Assets from Operations	$53,611,601
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2026 (Unaudited)	For The Year Ended November 30, 2025
From Operations
Net investment income	$29,708,369	$81,261,977
Net realized gain (loss) from investments	404,954,537	(105,115,998)
Net realized loss from foreign currency transactions	(11,703)	(70,738)
Change in net unrealized appreciation (depreciation) on investments	46,714,058	(220,791,855)
Change in net unrealized appreciation on foreign currency transactions	2	-
Net increase (decrease) in net assets from operations	481,365,263	(244,716,614)
From Distributions
Investor Class	(1,342,248)	(1,091,824)
Class A	(6,125,287)	(6,615,321)
Class C	(735,661)	(482,918)
Class I1	(66,949,606)	(65,420,223)
Class R1	(1,256)	(128)
Class R2	(5,042)	(2,938)
Class Y	(6,890,702)	(6,881,379)
Decrease in net assets resulting from distributions paid	(82,049,802)	(80,494,731)
From Capital Share Transactions
Proceeds from shares sold	892,590,034	1,040,804,541
Issued in reinvestment of dividends and distributions	62,825,575	62,297,007
Payments for shares redeemed	(1,835,290,852)	(2,785,511,777)
Net decrease in net assets from capital share transactions	(879,875,243)	(1,682,410,229)
Total Decrease in Net Assets	(480,559,782)	(2,007,621,574)
Net Assets
Beginning of year	4,362,867,383	6,370,488,957
End of year	$3,882,307,601	$4,362,867,383
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2026 (Unaudited)	For The Year Ended November 30, 2025
From Operations
Net investment income	$7,240,325	$3,696,960
Net realized gain (loss) from investments	6,044,711	(1,392,016)
Net realized gain (loss) from foreign currency transactions	(22,875)	43,706
Change in net unrealized appreciation on investments	40,341,267	47,489,769
Change in net unrealized appreciation on foreign currency transactions	8,173	40,288
Net increase in net assets from operations	53,611,601	49,878,707
From Distributions
Investor Class	(2,065)	(2,047)
Class A	(300,417)	(291,849)
Class C	(6,434)	(10,921)
Class I1	(2,047,183)	(2,167,162)
Class Y	(1,222,013)	(1,349,512)
Decrease in net assets resulting from distributions paid	(3,578,112)	(3,821,491)
From Capital Share Transactions
Proceeds from shares sold	111,043,870	32,785,555
Issued in reinvestment of dividends and distributions	3,477,987	3,754,028
Payments for shares redeemed	(58,675,334)	(38,950,053)
Net increase (decrease) in net assets from capital share transactions	55,846,523	(2,410,470)
Total Increase in Net Assets	105,880,012	43,646,746
Net Assets
Beginning of year	198,098,727	154,451,981
End of year	$303,978,739	$198,098,727
The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND
Financial Highlights
May 31, 2026
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2026 (Unaudited)	$83.65	$0.52	$9.63	$10.15	$(1.36)	$—	$(1.36)
November 30, 2025	85.75	1.08	(2.32)	(1.24)	(0.86)	—	(0.86)
November 30, 2024	70.08	0.86	15.83	16.69	(1.02)	—	(1.02)
November 30, 2023	70.77	1.02	(0.53)	0.49	(0.47)	(0.71)	(1.18)
November 30, 2022	69.63	0.49	3.35	3.84	(0.15)	(2.55)	(2.70)
November 30, 2021	49.68	0.17	20.49	20.66	(0.35)	(0.36)	(0.71)
Class A
Six Months Ended May 31, 2026 (Unaudited)	82.83	0.52	9.52	10.04	(1.37)	—	(1.37)
November 30, 2025	84.93	1.12	(2.31)	(1.19)	(0.91)	—	(0.91)
November 30, 2024	69.43	0.88	15.68	16.56	(1.06)	—	(1.06)
November 30, 2023	70.13	1.03	(0.53)	0.50	(0.49)	(0.71)	(1.20)
November 30, 2022	69.08	0.50	3.31	3.81	(0.21)	(2.55)	(2.76)
November 30, 2021	49.32	0.17	20.32	20.49	(0.37)	(0.36)	(0.73)
Class C
Six Months Ended May 31, 2026 (Unaudited)	80.36	0.26	9.28	9.54	(0.89)	—	(0.89)
November 30, 2025	82.49	0.60	(2.25)	(1.65)	(0.48)	—	(0.48)
November 30, 2024	67.51	0.37	15.27	15.64	(0.66)	—	(0.66)
November 30, 2023	68.42	0.58	(0.53)	0.05	(0.25)	(0.71)	(0.96)
November 30, 2022	67.70	0.15	3.21	3.36	(0.09)	(2.55)	(2.64)
November 30, 2021	48.70	(0.18)	20.00	19.82	(0.46)	(0.36)	(0.82)
Class I1
Six Months Ended May 31, 2026 (Unaudited)	83.77	0.64	9.61	10.25	(1.62)	—	(1.62)
November 30, 2025	85.89	1.32	(2.33)	(1.01)	(1.11)	—	(1.11)
November 30, 2024	70.19	1.10	15.84	16.94	(1.24)	—	(1.24)
November 30, 2023	70.88	1.22	(0.54)	0.68	(0.66)	(0.71)	(1.37)
November 30, 2022	69.74	0.68	3.35	4.03	(0.34)	(2.55)	(2.89)
November 30, 2021	49.78	0.34	20.47	20.81	(0.49)	(0.36)	(0.85)
Class R1
Six Months Ended May 31, 2026 (Unaudited)	81.24	0.34	9.39	9.73	(1.07)	—	(1.07)
November 30, 2025	83.98	0.62	(2.19)	(1.57)	(1.17)	—	(1.17)
November 30, 2024	68.80	1.47	14.56	16.03	(0.85)	—	(0.85)
November 30, 2023	69.48	0.90	(0.50)	0.40	(0.37)	(0.71)	(1.08)
November 30, 2022	68.42	0.30	3.31	3.61	—	(2.55)	(2.55)
November 30, 2021	48.81	(0.03)	20.21	20.18	(0.21)	(0.36)	(0.57)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$92.44	12.33%(3)	$85,803	1.23%(4)	1.23%(4)	1.19%(4)	1.19%(4)	4.10%(3)
83.65	(1.42)%	83,251	1.17%	1.17%	1.38%	1.38%	16.25%
85.75	24.00%	109,841	1.15%	1.15%	1.07%	1.07%	13.30%
70.08	0.77%	97,660	1.18%	1.18%	1.50%	1.50%	15.60%
70.77	5.70%	107,324	1.19%	1.19%	0.73%	0.73%	11.15%
69.63	42.10%	109,938	1.19%	1.19%	0.27%	0.27%	17.40%

91.50	12.36%(3)	378,859	1.23%(4)	1.23%(4)	1.20%(4)	1.20%(4)	4.10%(3)
82.83	(1.38)%	374,684	1.13%	1.13%	1.45%	1.45%	16.25%
84.93	24.05%	618,916	1.12%	1.12%	1.10%	1.10%	13.30%
69.43	0.81%	420,259	1.15%	1.15%	1.54%	1.54%	15.60%
70.13	5.69%	427,616	1.19%	1.19%	0.76%	0.76%	11.15%
69.08	42.11%	274,607	1.20%	1.20%	0.27%	0.27%	17.40%

89.01	12.00%(3)	70,603	1.81%(4)	1.81%(4)	0.61%(4)	0.61%(4)	4.10%(3)
80.36	(1.99)%	66,895	1.75%	1.75%	0.80%	0.80%	16.25%
82.49	23.30%	82,623	1.74%	1.74%	0.47%	0.47%	13.30%
67.51	0.14%	49,178	1.81%	1.81%	0.88%	0.88%	15.60%
68.42	5.13%	41,043	1.75%	1.75%	0.23%	0.23%	11.15%
67.70	41.29%	16,544	1.76%	1.76%	(0.27)%	(0.27)%	17.40%

92.40	12.50%(3)	2,997,826	0.95%(4)	0.95%(4)	1.47%(4)	1.47%(4)	4.10%(3)
83.77	(1.13)%	3,492,496	0.88%	0.88%	1.69%	1.69%	16.25%
85.89	24.37%	5,053,329	0.86%	0.86%	1.36%	1.36%	13.30%
70.19	1.05%	3,624,189	0.89%	0.89%	1.80%	1.80%	15.60%
70.88	5.99%	3,531,198	0.93%	0.93%	1.01%	1.01%	11.15%
69.74	42.43%	2,417,546	0.93%	0.93%	0.54%	0.54%	17.40%

89.90	12.14%(3)	114	2.62%(4)	1.59%(4)	(0.22)%(4)	0.81%(4)	4.10%(3)
81.24	(1.83)%	95	2.65%	1.59%	(0.24)%	0.82%	16.25%
83.98	23.45%	9	4.73%	1.59%	(1.18)%	1.96%	13.30%
68.80	0.65%	175	1.35%	1.35%	1.35%	1.35%	15.60%
69.48	5.45%	241	1.49%	1.49%	0.46%	0.46%	11.15%
68.42	41.75%	171	1.49%	1.49%	(0.05)%	(0.05)%	17.40%

SMEAD VALUE FUND
Financial Highlights (Continued)
May 31, 2026
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Class R2
Six Months Ended May 31, 2026 (Unaudited)	$84.47	$0.43	$9.75	$10.18	$(1.20)	$—	$(1.20)
November 30, 2025	86.69	0.85	(2.33)	(1.48)	(0.74)	—	(0.74)
November 30, 2024	71.15	0.64	16.05	16.69	(1.15)	—	(1.15)
November 30, 2023	71.80	1.06	(0.74)	0.32	(0.26)	(0.71)	(0.97)
November 30, 2022	70.62	0.33	3.49	3.85	(0.12)	(2.55)	(2.67)
November 30, 2021	50.43	0.08	20.75	20.83	(0.28)	(0.36)	(0.64)
Class Y
Six Months Ended May 31, 2026 (Unaudited)	83.93	0.72	9.62	10.34	(1.69)	—	(1.69)
November 30, 2025	86.05	1.38	(2.33)	(0.95)	(1.17)	—	(1.17)
November 30, 2024	70.34	1.17	15.85	17.02	(1.31)	—	(1.31)
November 30, 2023	71.01	1.26	(0.51)	0.75	(0.71)	(0.71)	(1.42)
November 30, 2022	69.86	0.74	3.36	4.09	(0.39)	(2.55)	(2.94)
November 30, 2021	49.86	0.40	20.51	20.91	(0.55)	(0.36)	(0.91)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$93.45	12.23%(3)	$411	1.70%(4)	1.44%(4)	0.70%(4)	0.96%(4)	4.10%(3)
84.47	(1.69)%	356	1.65%	1.44%	0.87%	1.08%	16.25%
86.69	23.67%	344	1.46%	1.44%	0.77%	0.79%	13.30%
71.15	0.55%	291	1.41%	1.41%	1.54%	1.54%	15.60%
71.80	5.57%	74	1.38%	1.38%	0.49%	0.49%	11.15%
70.62	41.78%	95	1.40%	1.40%	0.11%	0.11%	17.40%

92.58	12.58%(3)	348,691	0.80%(4)	0.80%(4)	1.64%(4)	1.64%(4)	4.10%(3)
83.93	(1.06)%	345,091	0.80%	0.80%	1.76%	1.76%	16.25%
86.05	24.45%	505,427	0.79%	0.79%	1.45%	1.45%	13.30%
70.34	1.16%	393,738	0.81%	0.81%	1.86%	1.86%	15.60%
71.01	6.06%	392,012	0.84%	0.84%	1.12%	1.11%	11.15%
69.86	42.62%	242,387	0.84%	0.84%	0.63%	0.62%	17.40%

SMEAD INTERNATIONAL VALUE FUND
Financial Highlights
May 31, 2026
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investments income	Net Asset Value, End of Period	Total Return(2)
Investor Class
Six Months Ended May 31, 2026 (Unaudited)	$73.33	$2.33	$15.90	$18.23	$(1.26)	$90.30	25.29%(3)
November 30, 2025	56.40	1.27	16.98	18.25	(1.32)	73.33	33.15%
November 30, 2024	52.22	1.46	3.83	5.29	(1.11)	56.40	10.33%
November 30, 2023	49.91	1.23	1.75	2.98	(0.67)	52.22	6.16%
November 30, 2022(5)	49.33	0.08	0.50	0.58	—	49.91	1.18%(3)
Class A
Six Months Ended May 31, 2026 (Unaudited)	72.34	2.22	15.74	17.96	(1.16)	89.14	25.22%(3)
November 30, 2025	55.75	1.12	16.79	17.91	(1.32)	72.34	32.92%
November 30, 2024	51.60	1.32	3.83	5.15	(1.00)	55.75	10.16%
November 30, 2023	49.32	1.34	1.52	2.86	(0.58)	51.60	5.97%
November 30, 2022(5)	48.83	0.33	0.16	0.49	—	49.32	1.00%(3)
Class C
Six Months Ended May 31, 2026 (Unaudited)	68.38	1.89	14.90	16.79	(0.76)	84.41	24.81%(3)
November 30, 2025	52.84	0.69	15.94	16.63	(1.09)	68.38	32.17%
November 30, 2024	48.95	0.85	3.74	4.59	(0.70)	52.84	9.50%
November 30, 2023	47.10	0.73	1.73	2.46	(0.61)	48.95	5.38%
November 30, 2022(5)	46.84	(0.14)(6)	0.40	0.26	—	47.10	0.58%(3)
Class I1
Six Months Ended May 31, 2026 (Unaudited)	74.11	2.54	15.96	18.50	(1.33)	91.28	25.41%(3)
November 30, 2025	57.02	1.36	17.15	18.51	(1.42)	74.11	33.30%
November 30, 2024	52.77	1.50	3.91	5.41	(1.16)	57.02	10.46%
November 30, 2023	50.41	1.47	1.59	3.06	(0.70)	52.77	6.26%
November 30, 2022(5)	49.78	0.43	0.20	0.63	—	50.41	1.27%(3)
Class Y
Six Months Ended May 31, 2026 (Unaudited)	75.04	2.40	16.35	18.75	(1.41)	92.38	25.42%(3)
November 30, 2025	57.69	1.47	17.34	18.81	(1.46)	75.04	33.51%
November 30, 2024	53.35	1.63	3.92	5.55	(1.21)	57.69	10.59%
November 30, 2023	50.91	1.62	1.55	3.17	(0.73)	53.35	6.44%
November 30, 2022(5)	50.18	0.49	0.24	0.73	—	50.91	1.45%(3)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)	Period from January 12, 2022, date operations commenced, through November 30, 2022.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$171	2.22%(4)	1.25%(4)	4.75%(4)	5.72%(4)	8.81%(3)
120	2.82%	1.25%	0.47%	2.04%	29.80%
87	2.24%	1.25%	1.55%	2.54%	27.92%
66	1.50%	1.25%	2.15%	2.40%	8.26%
19	1.42%(4)	1.42%(4)	0.19%(4)	0.19%(4)	20.30%(3)

25,631	1.35%(4)	1.35%(4)	5.53%(4)	5.53%(4)	8.81%(3)
18,645	1.42%	1.42%	1.81%	1.81%	29.80%
12,123	1.44%	1.42%	2.31%	2.33%	27.92%
4,967	1.70%	1.42%	2.37%	2.65%	8.26%
2,630	1.51%(4)	1.51%(4)	0.78%(4)	0.78%(4)	20.30%(3)

846	2.14%(4)	2.00%(4)	4.83%(4)	4.97%(4)	8.81%(3)
578	2.14%	2.00%	1.07%	1.21%	29.80%
528	2.17%	2.00%	1.42%	1.59%	27.92%
279	2.25%	2.00%	1.26%	1.51%	8.26%
106	2.02%(4)	2.02%(4)	(0.34)%(4)	(0.34)%(4)	20.30%(3)

178,613	1.06%(4)	1.06%(4)	6.16%(4)	6.16%(4)	8.81%(3)
113,529	1.13%	1.13%	2.16%	2.16%	29.80%
87,707	1.16%	1.15%	2.58%	2.59%	27.92%
60,968	1.39%	1.15%	2.61%	2.85%	8.26%
39,428	1.23%(4)	1.23%(4)	0.99%(4)	0.99%(4)	20.30%(3)

98,718	1.00%(4)	1.00%(4)	5.74%(4)	5.74%(4)	8.81%(3)
65,226	1.00%	1.00%	2.33%	2.33%	29.80%
54,007	1.01%	1.00%	2.78%	2.79%	27.92%
39,409	1.31%	1.00%	2.81%	3.12%	8.26%
33,351	1.15%(4)	1.00%(4)	0.97%(4)	1.12%(4)	20.30%(3)

SMEAD FUNDS
Notes to Financial Statements
May 31, 2026 (Unaudited)
(1)	Organization
The Smead Value Fund and the Smead International Value Fund (each, a “Fund” and together, the “Funds”) are non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. Each Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Smead Value Fund currently offers eight classes of shares: Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2 and Class Y shares; provided however the Class I2 shares have not commenced operation. The Smead International Value Fund currently offers six classes of shares: Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares; provided however the Class I2 shares have not commenced operation. Each class of shares of the Funds has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”).

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation
The Funds value their investments at fair value.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of May 31, 2026:
	Level 1	Level 2	Level 3	Total
	Smead Value Fund
Equity(1)
Common Stocks	$3,607,647,576	$—	$—	$3,607,647,576
Total Equity	3,607,647,576	—	—	3,607,647,576
Short-Term Investments	—	285,740,296	—	285,740,296
Total Investments on Securities	$3,607,647,576	$285,740,296	$—	$3,893,387,872

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
	Level 1	Level 2	Level 3	Total
	Smead International Value Fund
Equity(1)
Common Stocks	$105,062,783	$171,405,941	$—	$276,468,724
Warrants	2,020,018	—	—	2,020,018
Total Equity	107,082,801	171,405,941	—	278,488,742
Short-Term Investments	—	31,014,620	—	31,014,620
Total Investments on Securities	$107,082,801	$202,420,561	$—	$309,503,362

(1)	See the Schedules of Investments for industry classification.
No Level 3 securities were held in the Funds at May 31, 2026. For the six months ended May 31, 2026, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the fiscal period.
(b)	Share Valuation
The NAV per share of each class is calculated by dividing the sum of the value of the proportional value of securities held by the class, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the class rounded to the nearest cent. The class’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.
(c)	Use of Estimates
The  preparation  of  financial  statements  in  conformity  with  GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d)	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
(e)	Federal Income Taxes
The Funds comply and expect to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the fiscal year ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the fiscal year ended November 30, 2025, the Funds did not incur any interest or penalties.
As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Smead Value Fund	Smead International Value Fund
Cost basis of investments for federal income tax purposes	$3,321,141,205	$132,530,884
Gross tax unrealized appreciation	1,094,314,601	65,710,171
Gross tax unrealized depreciation	(55,746,792)	(836,725)
Net tax unrealized appreciation	$1,038,567,809	$64,873,446
Undistributed ordinary income	$66,600,579	$3,268,396
Undistributed long-term capital gain	—	—
Total distributable earnings	$66,600,579	$3,268,396
Other accumulated losses	(215,493,357)[1]	(6,647,825)[2]
Total accumulated gains	$889,675,031	$61,494,017

1	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $6,606,941 of short-term and $208,886,416 of long-term which is carried forward indefinitely.
2	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $4,830,094 of short-term and $1,817,731 of long-term which is carried forward indefinitely.
The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
(f)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Smead Value Fund may

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
invest in REITs, and the Smead Value Fund’s distributions received from REITs may be classified as dividends, capital gains, and/or a return of capital for federal income tax purposes. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2025, reclassifications were made for redemption in kinds.
Fund Name	Total Distributable Earnings (Loss)	Paid-in Capital
Smead Value Fund	$(116,297,066)	$116,297,066
Smead International Value Fund	$—	$—

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 was as follows:
Smead Value Fund	November 30, 2025	November 30, 2024
Ordinary Income	$80,494,731	$80,274,192
Long-Term Capital Gain	$—	$—

Smead International Value Fund	November 30, 2025	November 30, 2024
Ordinary Income	$3,821,491	$2,334,269
Long-Term Capital Gain	$—	$—
On December 18, 2025, the funds declared and paid distributions from ordinary income to shareholders of record on December 17, 2025.
(g)	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(h)	Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations.
Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
(i)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
(3)	Investment Adviser
The Funds have an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment management services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its investment management services at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is accrued daily and paid monthly.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses (the “Expense Limitation Caps”) (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) at least through March 31, 2027 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 0.94%, 1.59%, 1.44% and 0.84% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2 and Class Y shares for the Smead Value Fund and 1.25%, 1.42%, 2.00%, 1.15%, 1.10% and 1.00% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares for the Smead International Value Fund, respectively. The Adviser is permitted to recoup management fee waivers and/or expense payments made in the three calendar years from the date fees were waived or expenses were reimbursed, but only if such recoupment does not cause the applicable Fund’s total expense ratio (taking into account the recoupment) to exceed the expense cap at the time such amounts were waived or the Fund’s then current expense cap. For the six months ended May 31, 2026, the Adviser waived expenses of $1,053 and $1,279 for the Smead Value Fund and Smead International Value Fund, respectively. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
For the six months ended May 31, 2026, the Adviser recouped $39,072 from the Smead International Value Fund.
Year incurred	Expiration Year	Smead Value Fund	Smead International Value Fund
2024	2027	$590	$8,062
2025	2028	1,591	4,127
2026	2029	1,053	1,279
(4)	Distribution Plan and Shareholder Servicing Plan
The Funds have adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes them to pay Smead Funds Distributors, LLC, the Funds’ principal distributor (the “Distributor”), a fee for the Smead Value Fund at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead Value Fund. There is no 12b-1 fee for Class I1, Class I2 and Class Y shares of the Smead Value Fund. Under the 12b-1 Plan, the Smead International Value Fund pays a fee at the annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.75% of the Fund’s average daily net assets of Class C shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead International Value Fund. There are no 12b-1 fees for Class I1, Class I2 and Class Y shares of the Smead International Value Fund. The following table details the 12b-1 Plan fees accrued for the six months ended May 31, 2026:

Smead Value Fund
Investor Class	$104,785
Class A	464,050
Class C	255,808
Class I1	—
Class R1	266
Class R2	954
Class Y	—

Smead International Value Fund
Investor Class	$188
Class A	27,024
Class C	2,529
Class I1	—
Class Y	—
As of May 31, 2026, the Smead Value Fund and Smead International Value Fund owed the Distributor fees pursuant to the 12b-1 Plans, in the amounts of $143,861 and $5,957, respectively.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
The  Funds  have  also  adopted  a  separate  shareholder  servicing  plan  (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares, Class R1 shares (Smead Value Fund only) and Class R2 shares (Smead Value fund only), respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of May 31, 2026, these Shareholder Servicing Fees were expensed at the following rates for the Smead Value Fund: 0.17% for the Investor Class, 0.17% for the Class A shares, 0.25% for the Class C shares, 0.15% for the Class I1 shares, 0.25% for the Class R1 shares, and 0.10% for the Class R2 shares. There is no Shareholder Servicing Fee for Class Y of the Smead Value Fund. The Shareholder Servicing Fees were expensed at the following rates for the Smead International Value Fund: 0.17% for the Class A shares, 0.25% for the Class C shares, and 0.15% for the Class I1 shares. There is no Shareholder Servicing Fee for the Investor Class and Class Y of the Smead International Value Fund. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Funds may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Fees accrued for the six months ended May 31, 2026:
Smead Value Fund
Investor Class	$71,254
Class A	315,552
Class C	85,269
Class I1	2,436,204
Class R1	133
Class R2	191
Class Y	—

Smead International Value Fund
Investor Class	$—
Class A	18,377
Class C	843
Class I1	105,460
Class Y	—
(5)	Accounting, Custody, Administration and Transfer Agent Fees
The Northern Trust Company (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the Administrator a fee accrued daily and paid monthly based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the administration fees in the Statements of Operations.
UMB Fund Services, Inc. (“UMB”) is the Funds’ transfer and dividend disbursing agent. UMB receives a fee that is accrued daily and paid monthly at an annual rate based on the average daily net assets of each Fund, and is reimbursed for certain out-of-pocket expenses.

(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Smead Value Fund
	For The Six Months Ended May 31, 2026		For The Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	9,719	$866,376	19,848	$1,552,396
Class A	220,051	19,179,858	1,053,360	80,803,235
Class C	37,330	3,177,365	82,409	6,263,378
Class I1	1,805,752	157,207,262	8,288,724	640,665,254
Class R1	85	6,992	1,061	83,266
Class R2	196	17,192	244	19,232
Class Y	7,953,878	712,134,989	4,153,527	311,417,780
Issued in reinvestment of dividends and distributions
Investor Class	14,911	1,219,602	12,328	1,009,763
Class A	65,221	5,280,303	73,683	5,973,469
Class C	6,935	547,545	4,718	373,346
Class I1	629,256	51,385,077	618,553	50,597,674
Class R1	16	1,256	2	128
Class R2	6	534	3	248
Class Y	53,709	4,391,258	53,020	4,342,379
Payments for shares redeemed
Investor Class	(91,607)	(7,950,380)	(317,900)	(24,720,592)
Class A	(668,439)	(57,369,419)	(3,891,157)	(293,768,906)
Class C	(83,561)	(7,029,123)	(256,249)	(19,168,736)
Class I1	(11,684,514)	(1,018,495,755)	(26,050,977)	(1,998,052,410)
Class R1	—	—	(1)	(49)
Class R2	(18)	(1,584)	(1)	(96)
Class Y	(8,352,675)	(744,444,591)	(5,968,568)	(449,800,988)
Total increase (decrease) in net assets from capital share transactions	(10,083,749)	$(879,875,243)	(22,123,373)	$(1,682,410,229)

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
Smead International Value Fund
	For The Six Months Ended May 31, 2026		For The Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	233	$17,500	59	$3,600
Class A	50,511	4,168,495	92,159	5,343,303
Class C	1,624	133,500	2,066	109,573
Class I1	779,751	66,132,498	346,045	21,216,590
Class Y	464,347	40,591,877	98,387	6,112,489
Issued in reinvestment of dividends and distributions
Investor Class	24	1,753	38	2,047
Class A	4,162	299,501	5,417	291,292
Class C	94	6,434	214	10,921
Class I1	27,652	2,034,954	39,204	2,153,893
Class Y	15,250	1,135,345	23,328	1,295,875
Payments for shares redeemed
Class A	(24,875)	(1,975,391)	(57,256)	(3,291,018)
Class C	(143)	(11,089)	(3,825)	(212,335)
Class I1	(382,510)	(31,836,141)	(391,463)	(23,570,843)
Class Y	(280,142)	(24,852,713)	(188,648)	(11,875,857)
Total increase (decrease) in net assets from capital share transactions	655,978	$55,846,523	(34,275)	$(2,410,470)
(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Smead Value Fund for the six months ended May 31, 2026 were $161,535,016 and $1,163,846,817, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Smead International Value Fund for the six months ended May 31, 2026 were $62,733,029 and $20,494,422, respectively. There were no purchases or sales of U.S. government securities for the Funds.

(8)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, the record holder information for Smead Value Fund and Smead International Value Fund was as follows:

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
Percentage
Smead Value Fund
American Enterprise Investment Services,
Class A	40.22%
Charles Schwab & Company, Inc,
Investor Class	26.90%
Class A	26.12%
Wells Fargo Clearing Services LLC,
Class C	42.48%
National Financial Services LLC,
Investor Class	49.22%
Class Y	31.89%
Ascensus Trust Company,
Class R1	91.15%
Merrill Lynch Pierce Fenner & Smith,
Class I1	25.47%
Class R2	89.08%
J.P. Morgan Securities LLC,
Class Y	26.20%

Percentage
Smead International Value Fund
The Timothy A Gaar Living Trust,
Investor Class	71.91%
Charles Schwab & Company, Inc,
Class A	79.36%
Class C	91.22%
Class I1	54.26%
National Financial Services LLC,
Class Y	85.89%
(9)	Principal Risks
General Investment Risks
An investment in the Funds represents an indirect investment in the assets owned by the Funds. As with any mutual fund, the value of the assets owned by the Funds may move up or down, and as a result, an investment in the Funds at any point in time may be worth more or less than the original amount invested.
Each Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Funds have

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risks
Events in the financial markets and economy may cause volatility and uncertainty and affect the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. Governmental and regulatory actions, including tax law changes and actions by the Federal Reserve, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, such as causing the Funds to alter their existing strategies or potentially, to liquidate and close.
Management Risk
The Adviser’s investment strategies for the Funds may not result in an increase in the value of your investment or in overall performance equal to other investments.
Non-Diversification Risk
Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
Equity Investments Risks
Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Segment Reporting
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (‘‘ASU 2023-07’’). Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2026 (Unaudited)
pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager(s).
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Financial Statements. The Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

(11)	Subsequent Event
Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

SMEAD FUNDS
Tax Information
(Unaudited)
A percentage of the dividends paid from net ordinary income for the year ended November 30, 2025 for the following Funds qualified for the dividends received deduction available to corporate shareholders:
Corporate DRD Percentage
Smead Value Fund	100.00%
Smead International Value Fund	1.16%

SMEAD FUNDS
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Proxy Disclosure for Open-End Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
Not applicable.

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SMEAD FUNDS
Investment Adviser	Smead Capital Management, Inc. 2502 East Camelback Road Suite 210 Phoenix, AZ 85016
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115
Custodian, Fund Accountant and Fund Administrator	The Northern Trust Company 50 South La Salle Street Chicago, IL 60603
Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212
Distributor	Smead Funds Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2026, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2. Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1. Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Written solicitation to purchase securities under Rule 23c-1. Not applicable.

(a)(5) There has been no change to the Registrant's independent public accountant during the reporting period.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date: July 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: July 30, 2026

By:	/s/ Cole W. Smead
Cole W. Smead
Treasurer (Principal Financial Officer)

Date: July 30, 2026